Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)	¥ (7,955)	¥ 20,274	[1]	¥ 17,441	[1]
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	47,064	49,057		47,739
Interest cost on projected benefit obligation	14,383	12,308		16,529
Expected return on plan assets	(68,432)	(60,255)		(59,461)
Amortization of net actuarial loss	7,309	17,764		7,698
Amortization of prior service cost	(1,094)	(6,348)		(7,613)
Loss (gain) on settlements and curtailment	(4,394)	(1,765)		(1,168)
Net periodic benefit cost (income)	(5,164)	10,761		3,724
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	10,169	13,107		14,842
Interest cost on projected benefit obligation	15,359	15,287		18,120
Expected return on plan assets	(32,110)	(29,339)		(30,486)
Amortization of net actuarial loss	8,847	12,707		11,743
Amortization of prior service cost	(3,090)	(2,045)		(2,307)
Loss (gain) on settlements and curtailment	52	(208)		11
Net periodic benefit cost (income)	(773)	9,509		11,923
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	676	990		1,409
Interest cost on projected benefit obligation	1,079	1,229		1,843
Expected return on plan assets	(2,122)	(2,047)		(2,341)
Amortization of net actuarial loss	1,124	1,366		1,810
Amortization of prior service cost	(2,775)	(1,534)		(927)
Net periodic benefit cost (income)	¥ (2,018)	¥ 4		¥ 1,794

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.